February 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	ING Mutual Funds (“Registrant”)
(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Class A, Class B, Class C, Class I, Class O, and Class W shares’ Prospectus; ING Diversified International Fund’s Class A, Class B, Class C; Class I, Class O, Class R, and Class W shares’ Prospectus; Registrant’s Class A, Class B, Class C, Class I, Class O, and Class W shares’ Statement of Additional Information (“SAI”); and ING Diversified International Fund’s Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares’ SAI, each dated February 28, 2011, contained in Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management — ING Funds

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com